Deferred revenue and deferred platform commission fees	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Deferred revenue and deferred platform commission fees
Deferred revenue and deferred platform commission fees

26.Deferred revenue and deferred platform commission fees

As at June 30, 2023, deferred revenue is expected to be recognized over an estimated average playing period of the paying users.

Deferred revenue is associated with the portion of in-game purchases revenue that is recognized over time.

The text below summarizes the change in deferred revenue and platform commission fees for six months ended June 30, 2023 and 2022.

The Group recognized during the period of six months ended June 30, 2023 the revenue of 175,549 (six months ended June 30, 2022 – 180,322) and deferred the amount of 155,183 (six months ended June 30, 2022 – 166,948) in both cases related to the in-app purchases recorded for the six months ended June 30, 2023.

The Group recognized during the period of six months ended June 30, 2023 the platform commissions of 48,984 (six months ended June 30, 2022 - 64,080) and deferred the amount of 37,499 (six months ended June 30, 2022 – 52,987) in both cases related to the platform commissions associated with in-app purchases recorded for the six months ended June 30, 2023.

We use statistical estimation model to arrive at the average playing period of the paying users for each platform. As at June 30, 2023 and 2022 player lifespan for Hero Wars averages 29 and 26 months respectively. As at December 31, 2022 player lifespan for Hero Wars averages 28 months.

The estimated player lifespan in our other games as at June 30, 2023 and 2022 averages 11 months and 14 months respectively. The estimated player lifespan in our other games as at December 31, 2022 averages 14 months.

26.   Deferred revenue and deferred platform commission fees

Deferred revenue is expected to be recognized over an estimated average playing period of the paying users.

Deferred revenue is associated with the portion of in-game purchases revenue that is recognized over time. The tables below summarize the change in deferred revenue and platform commission fees for the years ended December 31, 2022 and 2021:

2021
Liabilities (Deferred Revenue)
January 1, 2021	294,782
Deferred during the year	428,511
Released to profit or loss (Note 7)	(300,612)
December 31, 2021	422,681
Current portion	294,607
Non-current portion	128,074
Assets (Deferred platform commission fees)
January 1, 2021	89,587
Deferred during the year	114,657
Released to profit or loss	(87,711)
December 31, 2021	116,533

2022
Liabilities (Deferred Revenue)
January 1,2022	422,681

Deferred during the year	330,805
Released to profit or loss	(361,047)

December 31, 2022	392,439

Current portion	295,552
Non-current portion	96,887

Assets (Deferred platform commission fees)
January 1, 2022	116,533

Deferred during the year	87,860
Released to profit or loss	(109,711)

December 31, 2022	94,682

The amount of revenue recognized at a point in time was 98,613 for the year ended December 31, 2022 and 105,982 for the year ended December 31, 2021. The amount of related platform commissions expenses recognized was 19,912 for the year ended December 31, 2022 and 29,518 for the year ended December 31, 2021.